SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES BUSINESS COMBINATION (Details) - Kukugan Invest [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jan. 06, 2026
Business Combination [Line Items]
Fair value of consideration transferred	$ 100
Fair value of the assets acquired and liabilities assumed
Cash and cash equivalent		$ 16,300
Deferred offering costs		56,144
Other current assets		13,671
Current liabilities		(86,717)
Other payable, non-current		(156,064)
Total identifiable liabilities		(156,666)
Goodwill recognized		$ 156,766